Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Temporary differences total	¥ 4,799,506	¥ 4,362,133
Estimated amount of additional deferred tax liability if the undistributed earnings were to be distributed in the future	¥ 203,229	¥ 202,533
Statutory tax rate	30.90%	30.90%	30.90%